OTHER CURRENT AND NON-CURRENT ASSETS - Current (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021
OTHER CURRENT AND NON-CURRENT ASSETS
Prepaid expenses and deposits	$ 67,744	$ 52,216
Customer acquisition costs	39,806	45,681
Green certificates assets	66,339	61,467
Gas delivered in excess of consumption	8,215	650
Inventory	1,600	3,391
Other current assets	$ 183,704	$ 163,405